Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Investments in Marketable Securities [Abstract]
Fair value of marketable securities in prepaid expenses and other current assets	$ 68,000,000	$ 58,000,000
Fair value of marketable securities in miscellaneous other assets	262,000,000	233,000,000
Derivative Financial Instruments and Hedging Activities [Abstract]
Notional value of interest rate swaps	200,000,000	200,000,000
Notional value of foreign currency purchase forward contracts	40,000,000	77,000,000
Notional value of foreign currency sale forward contracts	86,000,000	151,000,000
Notional value of foreign currency purchase forward contracts not designated as hedging instruments	8,000,000	14,000,000
Notional value of foreign currency sale forward contracts not designated as hedging instruments	75,000,000	73,000,000
Cash Surrender Value of Life Insurance Policies [Abstract]
Cash surrender value of life insurance policies	257,000,000	242,000,000
Long-term Debt [Abstract]
Carrying values of long-term debt	4,700,000,000	4,000,000,000
Fair values of long-term debt	$ 5,100,000,000	$ 4,500,000,000